UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC           November 15, 2011
   -----------------------            -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          101
                                         -----------

Form 13F Information Table Value Total:  $   108,018
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corp.                           COM      30231G102       6,341      87,304 SH       SOLE                     SOLE
Pepsi Co                                    COM      713448108       5,274      85,200 SH       SOLE                     SOLE
Intel Corp                                  COM      458140100       4,151     194,555 SH       SOLE                     SOLE
General Electric Co.                        COM      369604103       3,744     246,002 SH       SOLE                     SOLE
Berkshire Hathaway B                        COM      084670702       3,344      47,077 SH       SOLE                     SOLE
Johnson & Johnson                           COM      478160104       3,128      49,108 SH       SOLE                     SOLE
Wal-Mart Stores Inc                         COM      931142103       2,916      56,191 SH       SOLE                     SOLE
Procter & Gamble                            COM      742718109       2,820      44,633 SH       SOLE                     SOLE
Microsoft Corp                              COM      594918104       2,502     100,538 SH       SOLE                     SOLE
McDonalds Corp                              COM      580135101       2,471      28,140 SH       SOLE                     SOLE
iShares MSCI Emrg Mkt Fd                    COM      464287234       2,439      70,771 SH       SOLE                     SOLE
Streettracks Gold TRUST                     COM      78463V107       2,376      15,030 SH       SOLE                     SOLE
Cisco Systems Inc                           COM      17275R102       2,239     144,450 SH       SOLE                     SOLE
Lowes Companies Inc                         COM      548661107       2,088     107,957 SH       SOLE                     SOLE
Sysco Corp                                  COM      871829107       1,990      76,840 SH       SOLE                     SOLE
General Mills Inc                           COM      370334104       1,927      50,068 SH       SOLE                     SOLE
Automatic Data Processing                   COM      053015103       1,908      40,477 SH       SOLE                     SOLE
Baxter International Inc                    COM      071813109       1,790      31,890 SH       SOLE                     SOLE
Emerson Electric                            COM      291011104       1,629      39,423 SH       SOLE                     SOLE
Qualcomm Inc                                COM      747525103       1,625      33,406 SH       SOLE                     SOLE
Stryker                                     COM      863667101       1,585      33,634 SH       SOLE                     SOLE
iShares Barclay Tips                        COM      464287176       1,582      13,837 SH       SOLE                     SOLE
Conoco-Phillips                             COM      20825C104       1,478      23,340 SH       SOLE                     SOLE
Wells Fargo & Co New                        COM      949746101       1,446      59,960 SH       SOLE                     SOLE
Intl Business Machines                      COM      459200101       1,442       8,245 SH       SOLE                     SOLE
Sigma Aldrich Corp                          COM      826552101       1,418      22,944 SH       SOLE                     SOLE
E M C Corp Mass                             COM      268648102       1,192      56,777 SH       SOLE                     SOLE
Apple Computer Inc                          COM      037833100       1,131       2,967 SH       SOLE                     SOLE
Lincoln National Corp                       COM      534187109       1,124      71,936 SH       SOLE                     SOLE
Deere & Co                                  COM      244199105       1,121      17,364 SH       SOLE                     SOLE
Amgen, Inc.                                 COM      031162100       1,084      19,724 SH       SOLE                     SOLE
Walt Disney Co                              COM      254687106       1,038      34,403 SH       SOLE                     SOLE
Verizon Communications                      COM      92343V104       1,023      27,796 SH       SOLE                     SOLE
Unitedhealth Group Inc                      COM      91324P102         968      20,981 SH       SOLE                     SOLE
Oracle Corporation                          COM      68389X105         949      33,019 SH       SOLE                     SOLE
Vanguard Bond Index Fund                    COM      921937827         925      11,364 SH       SOLE                     SOLE
Tractor Supply Company                      COM      892356106         916      14,644 SH       SOLE                     SOLE
Corning Inc                                 COM      219350105         850      68,759 SH       SOLE                     SOLE
Blackrock Global Energy                     COM      09250U101         833      36,831 SH       SOLE                     SOLE
Vanguard Emerging Markets                   COM      922042858         792      22,118 SH       SOLE                     SOLE
BB&T Corporation                            COM      054937107         782      36,669 SH       SOLE                     SOLE
iShares GS$ Investor Corp                   COM      464287242         776       6,905 SH       SOLE                     SOLE
iShares CEF Real Estate                     COM      464287739         757      14,973 SH       SOLE                     SOLE
Pfizer Incorporated                         COM      717081103         730      41,273 SH       SOLE                     SOLE
Target Corporation                          COM      87612E106         710      14,482 SH       SOLE                     SOLE
Amern Tower Corp Class A                    COM      029912201         703      13,060 SH       SOLE                     SOLE
Celgene Corp                                COM      151020104         699      11,294 SH       SOLE                     SOLE
Bed Bath & Beyond                           COM      075896100         697      12,164 SH       SOLE                     SOLE
Nike Inc Class B                            COM      654106103         695       8,133 SH       SOLE                     SOLE
Exelon Corporation                          COM      30161N101         691      16,207 SH       SOLE                     SOLE
Costco Whsl Corp New                        COM      22160K105         674       8,211 SH       SOLE                     SOLE
Colgate-Palmolive Co                        COM      194162103         670       7,554 SH       SOLE                     SOLE
Abbott Laboratories                         COM      002824100         665      13,012 SH       SOLE                     SOLE
Cullen Frost Bankers                        COM      229899109         653      14,233 SH       SOLE                     SOLE
Ishares Russell Midcap                      COM      464287499         645       7,314 SH       SOLE                     SOLE
Whole Foods Mkt Inc Com                     COM      966837106         640       9,800 SH       SOLE                     SOLE
Coach Inc                                   COM      189754104         638      12,301 SH       SOLE                     SOLE
ChevronTexaco Corp.                         COM      166764100         624       6,736 SH       SOLE                     SOLE
Nordstrom Inc                               COM      655664100         604      13,223 SH       SOLE                     SOLE
Pharmaceutical Holdrs Tr Depos              COM      71712A206         542       8,300 SH       SOLE                     SOLE
iShares S&P North Amer Natural              COM      464287374         540      16,152 SH       SOLE                     SOLE
Darden Restaurants Inc                      COM      237194105         536      12,535 SH       SOLE                     SOLE
Vanguard Corp Bond Etf                      COM      92206C409         528       6,800 SH       SOLE                     SOLE
Adobe Systems Inc                           COM      00724F101         511      21,162 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                  COM      911312106         498       7,882 SH       SOLE                     SOLE
Pimco Exch Traded Fund                      COM      72201R833         493       4,910 SH       SOLE                     SOLE
J P Morgan Chase & Co                       COM      46625H100         481      14,893 SH       SOLE                     SOLE
Vanguard Intl Eqty Index                    COM      922042775         480      12,400 SH       SOLE                     SOLE
Heinz H J Co Com                            COM      423074103         468       9,272 SH       SOLE                     SOLE
Autodesk Inc                                COM      052769106         467      16,800 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD              COM      464287226         441       4,005 SH       SOLE                     SOLE
iShares Russell 2000                        COM      464287655         424       6,595 SH       SOLE                     SOLE
Gabelli Divid & Incm PFD                    PFD      345395206         422      16,588 SH       SOLE                     SOLE
Johnson Controls Inc                        COM      478366107         416      15,773 SH       SOLE                     SOLE
Partnerre Ltd                               PFD      G6852T204         407      16,555 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     COM      464288646         406       3,900 SH       SOLE                     SOLE
iShares MSCI EAFE Fd                        COM      464287465         388       8,111 SH       SOLE                     SOLE
Barclays Bank                               PFD      06739H776         359      17,000 SH       SOLE                     SOLE
Freeport Mcmorn Cp&Gld B                    COM      35671D857         357      11,727 SH       SOLE                     SOLE
American Intl Group Inc                     COM      026874784         342      15,571 SH       SOLE                     SOLE
iShares 1-3 yr Treasury Bond                COM      464287457         340       4,021 SH       SOLE                     SOLE
Vanguard Scottsdale Etf                     COM      92206C102         330       5,400 SH       SOLE                     SOLE
3M Company                                  COM      88579Y101         329       4,586 SH       SOLE                     SOLE
Kimberly-Clark Corp                         COM      494368103         327       4,602 SH       SOLE                     SOLE
Biotech Holders Tr                          COM      09067D201         321       3,300 SH       SOLE                     SOLE
Nuveen Qual PFD Inc Fd                      COM      67072C105         317      41,880 SH       SOLE                     SOLE
Streettracks Series Trust SPDR              COM      78464A722         315       6,897 SH       SOLE                     SOLE
United Technologies                         COM      913017109         308       4,380 SH       SOLE                     SOLE
Progress Energy                             COM      743263105         307       5,939 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon              COM      921937819         301       3,430 SH       SOLE                     SOLE
Clorox Company                              COM      189054109         281       4,231 SH       SOLE                     SOLE
Philip Morris Intl                          COM      718172109         275       4,414 SH       SOLE                     SOLE
Vanguard Specialized Portfol C              COM      921908844         263       5,400 SH       SOLE                     SOLE
Duke Energy Corporation                     COM      26441C105         256      12,818 SH       SOLE                     SOLE
General Elec Cap Corp                       COM      369622519         244       9,650 SH       SOLE                     SOLE
Home Depot Inc                              COM      437076102         243       7,394 SH       SOLE                     SOLE
Transocean, Inc.                            COM      H8817H100         232       4,867 SH       SOLE                     SOLE
Franklin Street Ppty Cp                     COM      35471R106         219      19,396 SH       SOLE                     SOLE
Western Asset Claymore                      COM      95766R104         218      17,300 SH       SOLE                     SOLE
Altria Group Inc                            COM      02209S103         218       8,136 SH       SOLE                     SOLE
Blackrock Munivest Fund                     COM      09253R105         214      21,165 SH       SOLE                     SOLE